Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary share	Treasury stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit
Beginning balance at Dec. 31, 2023	$ 242,584	$ 19	$ (8,007)	$ 1,474,610	$ 39,771	$ (1,263,809)
Beginning balance (in shares) at Dec. 31, 2023		194,073,729
Beginning balance (in shares) at Dec. 31, 2023			(8,460,067)
Foreign currency translation adjustments	746				746
Net Income (Loss)	9,106					9,106
Share-based compensation	(14,651)			(14,651)
Issuance of ordinary shares for restricted share units			$ 1,973	(1,973)
Issuance of ordinary shares for restricted share units (shares)			2,099,311
Repurchase of shares	(335)		$ (335)
Repurchase of shares (in shares)			(413,214)
Proportionate share of share-based compensation expenses recorded in an equity method affiliate	1,038			1,038
Ending balance at Jun. 30, 2024	238,488	$ 19	$ (6,369)	1,459,024	40,517	(1,254,703)
Ending balance (in shares) at Jun. 30, 2024		194,073,729
Ending balance (in shares) at Jun. 30, 2024		(6,773,970)	(6,773,970)
Beginning balance at Dec. 31, 2024	201,160	$ 19	$ (6,225)	1,460,021	33,384	(1,286,039)
Beginning balance (in shares) at Dec. 31, 2024		194,073,729
Beginning balance (in shares) at Dec. 31, 2024			(6,621,234)
Foreign currency translation adjustments	11				11
Net Income (Loss)	(8,654)					(8,654)
Unrealized gain on available-for-sale debt securities	3,644				3,644
Share-based compensation	572			572
Issuance of ordinary shares for restricted share units			$ 616	(616)
Issuance of ordinary shares for restricted share units (shares)			655,683
Ending balance at Jun. 30, 2025	$ 196,733	$ 19	$ (5,609)	$ 1,459,977	$ 37,039	$ (1,294,693)
Ending balance (in shares) at Jun. 30, 2025		194,073,729
Ending balance (in shares) at Jun. 30, 2025		(5,965,551)	(5,965,551)